THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

MORTGAGE-BACKED SECURITIES — 34.6%

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — 26.7%
FHLMC
5.500%, 06/01/41	$3,393	$3,646
4.500%, 05/01/48	66,437	68,452
4.000%, 08/01/44 to 09/01/48	111,562	114,071
3.500%, 08/01/30 to 11/01/48	3,339,919	3,359,465
3.000%, 01/01/47 to 12/01/47	2,386,284	2,334,225
2.500%, 10/01/31 to 11/01/50	727,870	687,262
2.000%, 07/01/50 to 03/01/52	6,450,241	5,816,559

FHLMC Multiclass Certificates Series, Ser 2021-P009, Cl A2
1.878%, 01/25/31	295,000	269,877

FHLMC Multifamily Structured Pass-Through Certificates, Ser K023, Cl X1, IO
1.166%, 08/25/22 (A) (B)	202,775	14

FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/31	260,000	252,742

FHLMC Multifamily Structured Pass-Through Certificates, Ser KSG2, Cl A2
2.091%, 11/25/31 (A)	400,000	361,075

FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/27	910,000	893,084

FHLMC, Ser 2006-R006, Cl ZA
6.000%, 04/15/36	7,486	8,269

FHLMC, Ser 2010-3632, Cl PK
5.000%, 02/15/40	21,833	22,616

FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	38,534	37,591

FHLMC, Ser 2015-4479, Cl HA
3.750%, 05/15/39	23,697	23,785

FHLMC, Ser 2017-356, Cl 300
3.000%, 09/15/47	157,776	155,002

FNMA
6.000%, 09/01/39	703	765
5.500%, 04/01/36 to 07/01/40	139,891	147,558

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
5.000%, 02/01/31	$16,643	$17,182
4.500%, 04/01/35 to 08/01/48	35,451	37,184
4.000%, 06/01/42 to 05/01/52	5,154,784	5,267,826
3.500%, 07/01/30 to 04/01/52	4,520,225	4,565,863
3.040%, 01/01/28	165,000	163,685
3.000%, 12/01/31 to 12/01/51	10,630,478	10,411,997
2.500%, 09/01/50 to 04/01/52	8,424,749	7,933,512
2.000%, 05/01/36 to 12/01/51	18,784,137	17,067,847
1.850%, 09/01/35	284,965	258,470

FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	1,483	1,632

FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	3,943	4,149

FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	20,445	23,172

FNMA, Ser 2012-411, Cl A3
3.000%, 08/25/42	441,608	424,518

GNMA
5.500%, 07/20/43 to 09/20/43	4,291	4,629
4.690%, 06/20/62 (A)	349	342
4.547%, 01/20/67 (A)	52,139	53,282
4.500%, 03/15/42	47,421	49,698
3.000%, 04/20/45	75,477	74,694
2.500%, 04/20/51 to 11/20/51	1,988,136	1,887,671

GNMA TBA
3.500%, 08/20/2038 to 08/15/2041	889,000	884,972
3.000%, 08/15/42	912,000	888,105

GNMA, Ser 2010-H14, Cl BI, IO
1.381%, 07/20/60 (A)	1,483	51

GNMA, Ser 2017-H16, Cl PT
4.738%, 05/20/66 (A)	262	265

UMBS TBA
5.000%, 08/15/52	290,000	297,850
4.500%, 09/01/33	5,242,346	5,333,473
4.000%, 08/13/39	3,331,997	3,348,527
3.500%, 08/01/40	2,172,000	2,149,347
3.000%, 08/01/42	1,023,000	985,087
2.500%, 08/19/34 to 08/15/51	9,854,618	9,270,665

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
2.000%, 08/15/36 to 08/15/51	$6,226,000	$5,695,335

		91,657,088

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 7.9%
1345 Avenue of the Americas & Park Avenue Plaza Trust, Ser 2005-1, Cl A3
5.278%, 08/10/35 (C)	16,484	16,567

Alen Mortgage Trust, Ser 2021-ACEN, Cl A
3.149%, ICE LIBOR USD 1 Month + 1.150%, 04/15/34 (C)	585,000	560,200

Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl B
2.560%, 06/15/54 (A) (C)	360,000	293,925

BANK, Ser 2022-BNK40, Cl A4
3.394%, 03/15/64 (A)	340,000	327,556

Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
2.814%, ICE LIBOR USD 1 Month + 0.555%, 01/25/35 (C)	48,724	48,345

BBCMS Mortgage Trust, Ser 2020-C6, Cl AS
2.840%, 02/15/53	340,000	303,845

BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/35 (C)	607,641	584,645

Benchmark Mortgage Trust, Ser 2021-B31, Cl A5
2.669%, 12/15/54	635,000	574,139

Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/55	525,000	507,039

Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.446%, 05/15/55 (A)	445,000	441,477

BPR Trust, Ser 2022-OANA, Cl A
3.857%, TSFR1M + 1.898%, 04/15/37 (C)	630,000	616,357

BWAY Mortgage Trust, Ser 2015-1740, Cl A
2.917%, 01/10/35 (C)	1,185,000	1,096,613

BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
2.919%, ICE LIBOR USD 1 Month + 0.920%, 10/15/36 (C)	596,787	588,071

BX Mortgage Trust, Ser 2022-MVRK, Cl B
4.017%, TSFR1M + 1.916%, 03/15/39 (C)	950,000	914,893

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

BX Trust, Ser 2019-MMP, Cl A
2.999%, ICE LIBOR USD 1 Month + 1.000%, 08/15/36 (C)	$497,510	$489,992

CG-CCRE Commercial Mortgage Trust, Ser 2014-FL2, Cl A
3.853%, ICE LIBOR USD 1 Month + 1.854%, 11/15/31 (C)	18,256	17,494

CIM Trust, Ser 2021-R6, Cl A1
1.425%, 07/25/61 (A) (C)	903,790	826,641

CIM Trust, Ser 2022-R2, Cl A1
3.750%, 12/25/61 (A) (C)	520,253	504,681

Citigroup Mortgage Loan Trust, Ser 2021-INV1, Cl A3A
2.500%, 05/25/51 (A) (C)	746,784	659,139

COMM Mortgage Trust, Ser 2013-LC6, Cl AM
3.282%, 01/10/46	1,010,000	1,003,869

COMM Mortgage Trust, Ser 2015-CR26, Cl C
4.472%, 10/10/48 (A)	715,000	679,054

COMM Mortgage Trust, Ser 2020-CBM, Cl A2
2.896%, 02/10/37 (C)	145,000	137,796

Commercial Mortgage Trust, Ser 2022-LPFL, Cl B
3.854%, TSFR1M + 1.896%, 03/15/39 (C)	195,000	186,932

Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl B
5.623%, 01/15/49 (A) (C)	6,517	6,520

CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/48	117,730	115,600

CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl ASB
3.448%, 08/15/48	356,520	353,314

CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl ASB
3.314%, 11/15/49	453,788	448,081

CSMC Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/49 (A)	430,000	423,965

CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/60 (A) (C)	778,447	732,459

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (C)	$610,000	$579,495

CSMC, Ser 2021-NQM8, Cl A1
1.841%, 10/25/66 (A) (C)	837,717	741,373

DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/34 (C)	300,000	295,069

DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
4.935%, 01/10/34 (A) (C)	450,000	434,615

EQUS Mortgage Trust, Ser 2021-EQAZ, Cl B
3.099%, ICE LIBOR USD 1 Month + 1.100%, 10/15/38 (C)	455,000	435,555

FHLMC Whole Loan Securities Trust, Ser 2016-SC01, Cl 2A
3.500%, 07/25/46	33,620	33,065

Finance of America Structured Securities Trust, Ser 2021-JR1, Cl A2
2.000%, 04/25/51	819,160	781,037

Finance of America Structured Securities Trust, Ser 2021-S1
1.750%, 07/25/51	739,252	696,296

Finance of America Structured Securities Trust, Ser 2021-S2
1.750%, 09/25/51	932,855	875,802

FREMF Mortgage Trust, Ser 2013-K31, Cl C
3.633%, 07/25/46 (A) (C)	25,000	24,741

FWD Securitization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/49 (A) (C)	51,022	49,718

GPMT, Ser 2021-FL3, Cl A
3.406%, ICE LIBOR USD 1 Month + 1.250%, 07/16/35 (C)	315,596	310,237

JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl AS
4.420%, 11/15/45	535,000	532,680

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl AS
3.997%, 08/15/47	825,000	812,103

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl B
4.347%, 11/15/47 (A)	$330,000	$314,866

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.756%, 01/05/31 (A) (C)	145,000	143,753

JPMorgan Mortgage Trust, Ser 2021-INV2, Cl A2
2.500%, 12/25/51 (A) (C)	1,118,453	989,525

MFA Trust, Ser 2022-NQM2, Cl A1
4.000%, 05/25/67 (C)	702,836	681,725

Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/60 (A) (C)	492,566	463,497

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.335%, 05/15/48 (A)	210,000	198,003

Morgan Stanley Capital I Trust, Ser 2022-L8, Cl AS
3.795%, 04/15/55 (A)	405,000	378,416

MortgageIT Trust, Ser 2005-1, Cl 1A1
2.899%, ICE LIBOR USD 1 Month + 0.640%, 02/25/35	1,765	1,727

MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/35 (A) (C)	380,000	358,342

OBX Trust, Ser 2020-EXP1, Cl 2A1A
3.009%, ICE LIBOR USD 1 Month + 0.750%, 02/25/60 (C)	231	231

OBX Trust, Ser 2020-EXP3, Cl 2A1A
3.159%, ICE LIBOR USD 1 Month + 0.900%, 01/25/60 (C)	6,523	6,510

OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/61 (A) (C)	929,572	851,095

Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
4.995%, 10/25/48 (A) (C)	702,188	662,851

Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/58 (A) (C)	31,700	31,065

Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/59 (A) (C)	95,910	93,114

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/63 (A) (C)	$112,263	$108,816

UBS Commercial Mortgage Trust, Ser 2017-C4, Cl A3
3.301%, 10/15/50	300,000	291,119

UBS Commercial Mortgage Trust, Ser 2017-C7, Cl A3
3.418%, 12/15/50	290,000	280,825

UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/46	41,938	41,871

VNDO Mortgage Trust, Ser 2012-6AVE, Cl C
3.337%, 11/15/30 (A) (C)	101,000	100,824

Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl A4
4.000%, 04/15/55 (A)	575,000	568,005

WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C
4.315%, 03/15/48 (A)	50,000	49,403

WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/57 (A)	425,000	416,072

		27,092,650

TOTAL MORTGAGE-BACKED SECURITIES (Cost $122,069,660)		118,749,738

CORPORATE OBLIGATIONS — 32.4%

COMMUNICATION SERVICES — 4.8%
AT&T
6.000%, 11/15/34	20,000	21,174
3.550%, 09/15/55	1,290,000	1,005,639
3.500%, 06/01/41	505,000	423,482
3.500%, 09/15/53	1,820,000	1,438,796
1.700%, 03/25/26	820,000	765,289
Charter Communications Operating
4.908%, 07/23/25	1,110,000	1,124,887
3.900%, 06/01/52	1,310,000	946,414
Cox Communications
4.800%, 02/01/35 (C)	710,000	707,438

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES — continued
Magallanes
5.141%, 03/15/52 (C)	$2,150,000	$1,892,900
Nokia
6.625%, 05/15/39	350,000	360,741
Paramount Global
6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.999%, 03/30/62	880,000	831,191
6.250%, ICE LIBOR USD 3 Month + 3.899%, 02/28/57	225,000	209,317
5.900%, 10/15/40	455,000	438,813
4.750%, 05/15/25	474,000	481,491
Sprint
7.875%, 09/15/23	515,000	533,957
Sprint Spectrum
5.152%, 03/20/28 (C)	1,955,000	1,977,214
Time Warner Cable
5.875%, 11/15/40	790,000	755,365
T-Mobile USA
4.500%, 04/15/50	845,000	781,996
Verizon Communications
5.250%, 03/16/37	760,000	822,710
4.016%, 12/03/29	251,000	251,891
3.550%, 03/22/51	805,000	675,034

		16,445,739

CONSUMER DISCRETIONARY — 0.4%
Resorts World Las Vegas
4.625%, 04/06/31 (C)	670,000	532,600
Volkswagen Group of America Finance
1.250%, 11/24/25 (C)	1,115,000	1,012,384

		1,544,984

CONSUMER STAPLES — 1.3%
Altria Group
10.200%, 02/06/39	40,000	53,894
5.800%, 02/14/39	785,000	742,736
2.450%, 02/04/32	1,215,000	957,090
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	750,000	803,946
BAT Capital
4.390%, 08/15/37	670,000	554,854
3.557%, 08/15/27	370,000	346,154

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
Constellation Brands
4.400%, 11/15/25	$445,000	$453,187
Land O’ Lakes
7.250%, (C) (D)	65,000	63,375
6.000%, 11/15/22 (C)	60,000	60,048
Reynolds American
8.125%, 05/01/40	45,000	50,653
7.250%, 06/15/37	220,000	235,810

		4,321,747

ENERGY — 4.5%
Cheniere Corpus Christi Holdings
3.700%, 11/15/29	1,073,000	1,004,828
Continental Resources
2.268%, 11/15/26 (C)	1,370,000	1,238,173
Devon Energy
7.875%, 09/30/31	195,000	232,766
Energy Transfer
5.250%, 04/15/29	1,315,000	1,332,115
4.000%, 10/01/27	70,000	67,733
Eni
4.000%, 09/12/23 (C)	1,370,000	1,367,099
Exxon Mobil
3.452%, 04/15/51	1,080,000	933,213
Galaxy Pipeline Assets Bidco
1.750%, 09/30/27 (C)	664,555	627,529
Hess
6.000%, 01/15/40	740,000	772,728
HF Sinclair
5.875%, 04/01/26 (C)	365,000	374,107
Hilcorp Energy I
6.250%, 04/15/32 (C)	1,127,000	1,015,035
MPLX
4.950%, 03/14/52	805,000	737,564
4.800%, 02/15/29	625,000	629,623
New Fortress Energy
6.500%, 09/30/26 (C)	750,000	710,287
Reliance Industries
3.625%, 01/12/52 (C)	1,105,000	839,586
Rockies Express Pipeline
4.950%, 07/15/29 (C)	70,000	61,502
Sabine Pass Liquefaction
5.000%, 03/15/27	1,145,000	1,164,886

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Saudi Arabian Oil
1.625%, 11/24/25 (C)	$590,000	$552,830
Tennessee Gas Pipeline
8.375%, 06/15/32	135,000	162,939
2.900%, 03/01/30 (C)	690,000	614,065
Tullow Oil
10.250%, 05/15/26 (C)	510,000	477,488
Williams
5.800%, 11/15/43	430,000	445,056

		15,361,152

FINANCIALS — 10.3%
Apollo Management Holdings
5.000%, 03/15/48 (C)	105,000	103,154
4.400%, 05/27/26 (C)	160,000	159,073
Athene Global Funding
2.950%, 11/12/26 (C)	990,000	920,205
Athene Holding
4.125%, 01/12/28	1,205,000	1,154,524
Banco Santander
2.749%, 12/03/30	800,000	644,153
1.722%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 09/14/27	1,000,000	882,838
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 04/17/25 (C)	365,000	372,300
Bank of America
4.571%, U.S. SOFR + 1.830%, 04/27/33	1,615,000	1,625,947
3.366%, ICE LIBOR USD 3 Month + 0.810%, 01/23/26	1,220,000	1,191,260
2.572%, U.S. SOFR + 1.210%, 10/20/32	845,000	724,336
Bank of America MTN
4.000%, 01/22/25	70,000	70,243
2.884%, ICE LIBOR USD 3 Month + 1.190%, 10/22/30	20,000	18,145
Bank of Nova Scotia
4.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.551%, (D)	870,000	847,163
Barclays
4.375%, 01/12/26	1,070,000	1,073,485
Blackstone Secured Lending Fund
3.625%, 01/15/26	590,000	557,342

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Cantor Fitzgerald
4.500%, 04/14/27 (C)	$775,000	$752,440
CI Financial
4.100%, 06/15/51	600,000	411,160
3.200%, 12/17/30	1,215,000	950,799
Citadel
4.875%, 01/15/27 (C)	80,000	78,287
Citigroup
8.125%, 07/15/39	415,000	563,472
4.910%, U.S. SOFR + 2.086%, 05/24/33	815,000	839,667
Citigroup Capital III
7.625%, 12/01/36	15,000	18,325
Cooperatieve Rabobank UA
3.758%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.420%, 04/06/33 (C)	875,000	808,723
F&G Global Funding
1.750%, 06/30/26 (C)	475,000	429,247
Farmers Exchange Capital III
5.454%, ICE LIBOR USD 3 Month + 3.454%, 10/15/54 (C)	615,000	616,552
Finance of America Funding
7.875%, 11/15/25 (C)	1,245,000	964,657
Goldman Sachs Group
3.272%, ICE LIBOR USD 3 Month + 1.201%, 09/29/25	1,025,000	1,005,006
3.102%, U.S. SOFR + 1.410%, 02/24/33	915,000	817,611
2.581%, ICE LIBOR USD 3 Month + 1.170%, 05/15/26	15,000	14,699
2.383%, U.S. SOFR + 1.248%, 07/21/32	95,000	80,146
HSBC Bank
7.650%, 05/01/25	75,000	80,552
Intercontinental Exchange
4.950%, 06/15/52	240,000	247,186
Intesa Sanpaolo
4.198%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.600%, 06/01/32 (C)	650,000	496,855
Jackson Financial
3.125%, 11/23/31 (C)	800,000	649,733
JPMorgan Chase
3.332%, ICE LIBOR USD 3 Month + 0.550%, 02/01/27	115,000	106,259
3.200%, 06/15/26	950,000	937,954

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
KKR Group Finance III
5.125%, 06/01/44 (C)	$120,000	$117,322
Macquarie Bank
3.624%, 06/03/30 (C)	550,000	491,380
Massachusetts Mutual Life Insurance
3.375%, 04/15/50 (C)	700,000	548,044
Mercury General
4.400%, 03/15/27	819,000	808,693
Midcap Financial Issuer Trust
5.625%, 01/15/30 (C)	775,000	624,797
Morgan Stanley
1.593%, U.S. SOFR + 0.879%, 05/04/27	745,000	678,501
Morgan Stanley MTN
2.511%, U.S. SOFR + 1.200%, 10/20/32	795,000	682,108
Mutual of Omaha Insurance
4.297%, ICE LIBOR USD 3 Month + 2.640%, 07/15/54 (C)	73,000	70,541
NatWest Group
1.642%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 06/14/27	750,000	668,742
Nomura Holdings
2.648%, 01/16/25	360,000	346,870
Ohio National Financial Services
6.050%, 01/24/30 (C)	590,000	578,133
Principal Life Global Funding II
2.250%, 11/21/24 (C)	990,000	951,379
Prospect Capital
3.706%, 01/22/26	290,000	261,129
Santander Holdings USA
3.450%, 06/02/25	690,000	668,656
Societe Generale
3.625%, 03/01/41 (C)	435,000	301,416
Societe Generale MTN
2.625%, 01/22/25 (C)	1,050,000	1,003,705
SVB Financial Group
4.700%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 3.064%, (D)	885,000	706,124
Teachers Insurance & Annuity Association of America
4.270%, 05/15/47 (C)	675,000	623,095
Toronto-Dominion Bank MTN
4.456%, 06/08/32	990,000	1,009,295
US Bancorp
4.967%, U.S. SOFR + 2.110%, 07/22/33	1,175,000	1,219,349

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Validus Holdings
8.875%, 01/26/40	$115,000	$154,403
Wells Fargo
7.950%, 11/15/29	60,000	72,117
Wells Fargo MTN
3.196%, ICE LIBOR USD 3 Month + 1.170%, 06/17/27	1,040,000	998,985
Westpac Banking
2.668%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/35	580,000	472,917

		35,271,199

HEALTH CARE — 3.2%
AbbVie
3.600%, 05/14/25	545,000	545,092
Advocate Health & Hospitals
2.211%, 06/15/30	395,000	347,895
Amgen
6.375%, 06/01/37	535,000	641,079
3.000%, 01/15/52	855,000	644,821
Bayer US Finance
3.375%, 10/08/24 (C)	30,000	29,465
Bayer US Finance II
4.700%, 07/15/64 (C)	765,000	658,395
Bon Secours Mercy Health
3.464%, 06/01/30	220,000	212,754
2.095%, 06/01/31	440,000	374,825
Bristol-Myers Squibb
3.700%, 03/15/52	715,000	650,041
2.950%, 03/15/32	635,000	610,241
Cigna
4.800%, 08/15/38	594,000	605,809
CommonSpirit Health
4.350%, 11/01/42	45,000	41,556
4.187%, 10/01/49	70,000	59,915
3.910%, 10/01/50	740,000	598,990
CVS Health
5.050%, 03/25/48	1,030,000	1,046,213
Royalty Pharma
1.200%, 09/02/25	740,000	680,020
Smith & Nephew
2.032%, 10/14/30	595,000	489,365

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE — continued
Takeda Pharmaceutical
5.000%, 11/26/28	$980,000	$1,024,289
Teva Pharmaceutical Finance Netherlands III
2.800%, 07/21/23	1,055,000	1,033,900
Utah Acquisition Sub
3.950%, 06/15/26	665,000	629,392

		10,924,057

INDUSTRIALS — 1.7%
AerCap Ireland Capital DAC
3.000%, 10/29/28	830,000	728,348
Boeing
5.805%, 05/01/50	360,000	357,636
2.196%, 02/04/26	920,000	856,658
CoStar Group
2.800%, 07/15/30 (C)	765,000	647,108
Equifax
2.600%, 12/15/25	690,000	655,275
GE Capital International Funding Unlimited
4.418%, 11/15/35	424,000	418,503
Raytheon Technologies
3.950%, 08/16/25	915,000	929,341
Southwest Airlines
5.125%, 06/15/27	405,000	419,629
Triton Container International
2.050%, 04/15/26 (C)	450,000	399,093
United Airlines
4.375%, 04/15/26 (C)	615,000	590,400

		6,001,991

INFORMATION TECHNOLOGY — 1.9%
Broadcom
4.926%, 05/15/37 (C)	327,000	310,009
4.150%, 11/15/30	242,000	229,605
3.419%, 04/15/33 (C)	364,000	313,897
Kyndryl Holdings
2.050%, 10/15/26 (C)	675,000	570,105
Marvell Technology
1.650%, 04/15/26	972,000	891,674

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Oracle
4.375%, 05/15/55	$250,000	$199,091
3.800%, 11/15/37	990,000	814,237
3.600%, 04/01/40	1,225,000	949,734
2.950%, 04/01/30	120,000	106,024
PayPal Holdings
5.050%, 06/01/52	840,000	873,996
TSMC Arizona
1.750%, 10/25/26	750,000	694,838
Vontier
2.950%, 04/01/31	285,000	225,914
1.800%, 04/01/26	330,000	290,373

		6,469,497

MATERIALS — 1.7%
Celanese US Holdings
6.379%, 07/15/32	620,000	636,789
6.330%, 07/15/29	695,000	715,378
6.050%, 03/15/25	1,700,000	1,713,556
CSN Resources
4.625%, 06/10/31 (C)	995,000	751,225
Freeport-McMoRan
5.450%, 03/15/43	110,000	103,113
Industrias Penoles
4.150%, 09/12/29 (C)	800,000	734,600
Nacional del Cobre de Chile
4.250%, 07/17/42 (C)	240,000	204,415
Newcrest Finance Pty
3.250%, 05/13/30 (C)	545,000	493,034
Sealed Air
1.573%, 10/15/26 (C)	465,000	413,336

		5,765,446

REAL ESTATE — 1.3%
American Campus Communities Operating Partnership
3.875%, 01/30/31	540,000	543,828
Essential Properties
2.950%, 07/15/31	760,000	608,538
Newmark Group
6.125%, 11/15/23	550,000	552,867
Sabra Health Care
3.900%, 10/15/29	585,000	526,312

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — continued
Scentre Group Trust 1
4.375%, 05/28/30 (C)	$270,000	$264,876
3.625%, 01/28/26 (C)	185,000	180,094
Scentre Group Trust 2
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.379%, 09/24/80 (C)	960,000	883,021
Simon Property Group
2.450%, 09/13/29	1,020,000	895,583

		4,455,119

UTILITIES — 1.3%
Dominion Energy
3.071%, 08/15/24	110,000	108,009
DTE Energy
1.050%, 06/01/25	50,000	46,378
Oncor Electric Delivery
2.750%, 05/15/30	815,000	768,316
Pacific Gas and Electric
2.500%, 02/01/31	150,000	119,805
2.100%, 08/01/27	1,035,000	884,991
1.700%, 11/15/23	1,125,000	1,087,386
Texas Electric Market Stabilization Funding N
4.265%, 08/01/34 (C)	1,165,000	1,178,389
Vistra Operations
4.300%, 07/15/29 (C)	415,000	383,805

		4,577,079

TOTAL CORPORATE OBLIGATIONS (Cost $123,704,558)		111,138,010

U.S. TREASURY OBLIGATIONS — 25.5%

U.S. Treasury Bills
1.235%, 09/20/22(E)	8,510,000	8,485,519
0.999%, 08/11/22(E)	8,490,000	8,485,201

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2022 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
U.S. Treasury Bonds
3.250%, 05/15/42	$2,750,000	$2,753,008
2.875%, 05/15/52	1,400,000	1,354,063
2.375%, 02/15/42	9,485,000	8,260,842
2.250%, 02/15/52	595,400	502,090
2.000%, 11/15/41	845,000	689,863
1.875%, 11/15/51	4,340,000	3,339,766
1.750%, 08/15/41	7,870,000	6,148,437
1.375%, 08/15/50	10,855,000	7,323,733
U.S. Treasury Notes
3.250%, 06/30/27 to 06/30/29	13,710,000	14,073,367
2.875%, 06/15/25 to 05/15/32	10,754,000	10,823,333
2.750%, 05/15/25	2,400,000	2,393,250
2.375%, 03/31/29	12,915,000	12,635,511

TOTAL U.S. TREASURY OBLIGATIONS (Cost $93,253,233)		87,267,983

ASSET-BACKED SECURITIES — 10.5%

AccessLex Institute, Ser 2007-A, Cl A3
1.824%, ICE LIBOR USD 3 Month + 0.300%, 05/25/36	311,005	300,587
Affirm Asset Securitization Trust, Ser 2021-A, Cl A
0.880%, 08/15/25 (C)	1,060,000	1,049,164
Affirm Asset Securitization Trust, Ser 2022-A, Cl A
4.300%, 05/17/27 (C)	380,000	370,048
American Express Credit Account Master Trust, Ser 2022-2, Cl A
3.390%, 05/17/27	545,000	547,695
Antares CLO, Ser 2021-1A, Cl A1R
4.243%, ICE LIBOR USD 3 Month + 1.460%, 10/23/33 (C)	285,000	271,498
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/31 (C)	575,000	566,630
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/27 (C)	152,028	147,804
Carlyle US CLO, Ser 2021-1A, Cl A2R
4.360%, ICE LIBOR USD 3 Month + 1.650%, 07/20/34 (C)	920,000	873,587
CARS-DB5 LP, Ser 2021-1A, Cl A2
2.280%, 08/15/51 (C)	605,135	511,427

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Cedar Funding V CLO, Ser 2018-5A, Cl A1R
3.840%, ICE LIBOR USD 3 Month + 1.100%, 07/17/31 (C)	$900,000	$881,374
Chesapeake Funding II, Ser 2019-1A, Cl A1
2.940%, 04/15/31 (C)	77,342	77,327
Chesapeake Funding II, Ser 2020-1A, Cl B
1.240%, 08/15/32 (C)	295,000	286,193
Chesapeake Funding II, Ser 2020-1A, Cl D
2.830%, 08/15/32 (C)	160,000	154,003
College Avenue Student Loans, Ser 2021-B, Cl B
2.420%, 06/25/52 (C)	280,000	253,047
DataBank Issuer, Ser 2021-1A, Cl A2
2.060%, 02/27/51 (C)	1,070,000	974,846
DLLST, Ser 2022-1A, Cl A3
3.400%, 01/21/25 (C)	605,000	596,321
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl A2
0.560%, 12/11/34 (C)	359,288	348,436
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl B
0.980%, 12/11/34 (C)	340,000	322,128
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl C
1.200%, 12/11/34 (C)	600,000	567,873
Dryden 64 CLO, Ser 2018-64A, Cl A
3.710%, ICE LIBOR USD 3 Month + 0.970%, 04/18/31 (C)	1,320,000	1,292,423
Dryden 77 CLO, Ser 2021-77A, Cl BR
3.128%, ICE LIBOR USD 3 Month + 1.650%, 05/20/34 (C)	875,000	824,501
Enterprise Fleet Funding, Ser 2021-1, Cl A3
0.700%, 12/21/26 (C)	285,000	267,175
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl B
0.500%, 02/18/25	256,338	255,579
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/27 (C)	497,718	482,349
Goodgreen Trust, Ser 2021-1A, Cl A
2.660%, 10/15/56 (C)	591,749	543,718
Hertz Vehicle Financing III, Ser 2022-1A, Cl A
1.990%, 06/25/26 (C)	520,000	489,155
Hertz Vehicle Financing, Ser 2022-5A, Cl B
4.280%, 09/25/28 (C)	475,000	461,775
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/39 (C)	78,795	76,181
HIN Timeshare Trust, Ser 2020-A, Cl A
1.390%, 10/09/39 (C)	539,671	502,315

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Home Partners of America, Ser 2022-1, Cl A
3.930%, 04/17/39 (C)	$933,542	$919,099
Hotwire Funding, Ser 2021-1, Cl A2
2.311%, 11/20/51 (C)	470,000	424,028
John Deere Owner Trust, Ser 2022-A, Cl A3
2.320%, 09/16/26	330,000	322,081
JPMorgan Chase, Ser 2020-2, Cl B
0.840%, 02/25/28 (C)	185,570	181,337
JPMorgan Chase, Ser 2021-2, Cl B
0.889%, 12/26/28 (C)	339,321	328,456
JPMorgan Chase, Ser 2021-3, Cl B
0.760%, 02/26/29 (C)	646,905	624,322
LoanCore Issuer, Ser 2021-CRE6, Cl A
3.299%, ICE LIBOR USD 1 Month + 1.300%, 11/15/38 (C)	610,000	585,276
MF1, Ser 2020-FL4, Cl A
3.773%, TSFR1M + 1.814%, 11/15/35 (C)	314,375	314,879
MF1, Ser 2021-FL7, Cl A
3.236%, ICE LIBOR USD 1 Month + 1.080%, 10/16/36 (C)	510,000	492,050
MF1, Ser 2022-FL10, Cl A
4.920%, TSFR1M + 2.635%, 09/17/37 (C)	475,000	473,612
MVW, Ser 2021-1WA, Cl A
1.140%, 01/22/41 (C)	381,496	356,605
MVW, Ser 2022-1A, Cl A
4.150%, 11/21/39 (C)	373,431	370,420
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/42 (C)	96,714	96,328
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/68 (C)	46,200	44,028
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/69 (C)	467,645	438,781
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/69 (C)	383,121	349,502
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/69 (C)	149,322	136,817
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/69 (C)	305,789	274,376

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/70 (C)	$268,201	$250,068
Navient Private Education Refi Loan Trust, Ser 2022-BA, Cl A
4.160%, 10/15/70 (C)	485,141	480,238
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/62 (C)	815,890	747,255
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A1
2.969%, ICE LIBOR USD 1 Month + 0.710%, 12/25/33	9,658	9,304
Octagon Investment Partners 50, Ser 2021-4A, Cl AR
3.662%, ICE LIBOR USD 3 Month + 1.150%, 01/15/35 (C)	365,000	354,236
Orange Lake Timeshare Trust, Ser 2018-A, Cl A
3.100%, 11/08/30 (C)	82,589	80,805
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/38 (C)	156,224	151,747
Progress Residential Trust, Ser 2022-SFR3, Cl A
3.200%, 04/17/39 (C)	830,000	792,439
Santander Consumer Auto Receivables Trust, Ser 2021-AA, Cl A3
0.330%, 10/15/25 (C)	1,202,195	1,179,560
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.900%, 06/15/26	595,000	578,616
Santander Drive Auto Receivables Trust, Ser 2022-3, Cl A3
3.400%, 12/15/26	560,000	556,091
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/28	62,607	62,616
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/32	600,000	592,756
Scholar Funding Trust, Ser 2011-A, Cl A
3.693%, ICE LIBOR USD 3 Month + 0.900%, 10/28/43 (C)	376,073	371,034
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
3.912%, ICE LIBOR USD 3 Month + 1.400%, 04/15/31 (C)	341,528	338,565
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
2.159%, ICE LIBOR USD 3 Month + 0.330%, 03/15/24	3,433	3,414

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/51 (C)	$450,601	$417,670
SMB Private Education Loan Trust, Ser 2021-B, Cl B
2.650%, 07/17/51 (C)	295,000	254,390
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/53 (C)	592,409	550,163
SoFi Consumer Loan Program Trust, Ser 2019-2, Cl C
3.460%, 04/25/28 (C)	100,838	100,736
SoFi Professional Loan Program Trust, Ser 2021-A, Cl AFX
1.030%, 08/17/43 (C)	260,404	238,082
South Carolina Student Loan, Ser 2015-A, Cl A
3.759%, ICE LIBOR USD 1 Month + 1.500%, 01/25/36	593,986	590,045
Southwick Park CLO, Ser 2021-4A, Cl A1R
3.770%, ICE LIBOR USD 3 Month + 1.060%, 07/20/32 (C)	1,490,000	1,452,425
Stack Infrastructure Issuer, Ser 2019-1A, Cl A2
4.540%, 02/25/44 (C)	482,917	480,174
Stack Infrastructure Issuer, Ser 2020-1A, Cl A2
1.893%, 08/25/45 (C)	415,000	381,734
Strata CLO II, Ser 2021-1A, Cl A1
4.300%, ICE LIBOR USD 3 Month + 1.590%, 10/20/33 (C)	1,100,000	1,074,021
STWD, Ser 2019-FL1, Cl A
3.296%, TSFR1M + 1.194%, 07/15/38 (C)	339,466	336,154
Tesla Auto Lease Trust, Ser 2021-B, Cl B
0.910%, 09/22/25 (C)	925,000	868,953
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/58 (A) (C)	410,245	404,607
United States Small Business Administration, Ser 2022- 25F, Cl 1
4.010%, 06/01/47	505,000	523,727
Wheels SPV 2, Ser 2020-1A, Cl A2
0.510%, 08/20/29 (C)	101,748	100,441
Z Capital Credit Partners CLO, Ser 2021-1A, Cl A1R
4.250%, ICE LIBOR USD 3 Month + 1.510%, 07/16/31 (C)	555,000	548,191

TOTAL ASSET-BACKED SECURITIES (Cost $37,257,643)		35,897,413

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2022 (Unaudited)

MUNICIPAL BONDS — 0.3%

	Face Amount	Value
GEORGIA — 0.3%
Georgia State, Municipal Electric Authority, RB, Ser 2010-A
7.055%, 04/01/57	$204,000	$230,203
6.637%, 04/01/57	616,000	731,612

TOTAL MUNICIPAL BONDS (Cost $1,194,955)		961,815

LOAN PARTICIPATIONS — 0.0%

Sungard AS New Holdings III LLC, Initial Loan (2020), 1st Lien
8.500%, 07/01/24	4,361	2,900
Sungard AS New Holdings III LLC, Initial Loan (Junior), 2nd Lien
7.750%, 08/01/24	13,700	1,096

TOTAL LOAN PARTICIPATIONS (Cost $17,533)		3,996

COMMON STOCK — 0.0%

	Shares

INFORMATION TECHNOLOGY — 0.0%
Sungard AS *	190	2

TOTAL COMMON STOCK (Cost $4,750)		2

TOTAL INVESTMENTS — 103.3% (Cost $377,502,332)		$354,018,957

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2022 (Unaudited)

Percentages are based on Net Assets of $342,550,067.

*	Non-income producing security.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2022 was $14 and represented 0.0% of Net Assets.
(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at July 31, 2022 was $81,988,288 and represents 23.9% of Net Assets.

(D)	Perpetual security with no stated maturity date.
(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Company

MTN — Medium Term Note

Pty — Proprietary

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

TBA — To Be Announced

UMBS — Uniform Mortgage-Backed Security

USD — U.S. Dollar

As of July 31, 2022, all of the Fund’s investments were considered level 2 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

MIM-QH-001-0400